AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2022
	Shares	Value
Common Stocks - 99.2%
Communication Services - 28.4%
Alphabet, Inc., Class C*	1,906	$5,172,827
Comcast Corp., Class A	194,804	9,738,252
Liberty Broadband Corp., Class C*	90,638	13,451,585
Liberty Media Corp.-Liberty SiriusXM, Class C*	238,770	11,109,968
Meta Platforms, Inc., Class A*	21,991	6,888,901
News Corp., Class A	322,982	7,183,120

Total Communication Services		53,544,653
Consumer Discretionary - 8.7%
Bath & Body Works, Inc.	67,978	3,811,526
DR Horton, Inc.	61,553	5,491,759
LKQ Corp.	128,297	7,042,222

Total Consumer Discretionary		16,345,507
Consumer Staples - 5.7%
Fomento Economico Mexicano SAB de CV, Sponsored ADR (Mexico)	41,054	3,088,082
Unilever PLC, Sponsored ADR (United Kingdom)[1]	150,161	7,716,774

Total Consumer Staples		10,804,856
Financials - 20.1%
American Equity Investment Life Holding Co.	67,640	2,782,710
Berkshire Hathaway, Inc., Class B*	62,229	19,478,921
Fidelity National Financial, Inc.	153,944	7,751,080
The Progressive Corp.	27,056	2,939,905
Willis Towers Watson PLC (United Kingdom)	20,630	4,826,595

Total Financials		37,779,211
Health Care - 3.4%
Bristol-Myers Squibb Co.	98,771	6,409,250
Industrials - 8.1%
Alight, Inc., Class A*	470,273	4,542,837
	Shares	Value

CACI International, Inc., Class A*	20,968	$5,188,741
Dun & Bradstreet Holdings, Inc.*	276,310	5,542,779

Total Industrials		15,274,357
Information Technology - 15.6%
Avaya Holdings Corp.*	187,025	3,407,596
Fiserv, Inc.*	82,521	8,722,470
NCR Corp.*	201,906	7,684,542
Oracle Corp.	71,752	5,823,392
QUALCOMM, Inc.	21,307	3,744,918

Total Information Technology		29,382,918
Materials - 2.1%
Axalta Coating Systems, Ltd.*	132,445	3,921,696
Utilities - 7.1%
The AES Corp.	361,702	8,022,551
Vistra Corp.	247,110	5,389,469

Total Utilities		13,412,020

Total Common Stocks (Cost $165,006,354)		186,874,468
Short-Term Investments - 0.9%
Other Investment Companies - 0.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[2]	1,107,098	1,107,098
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[2]	570,323	570,323

Total Short-Term Investments (Cost $1,677,421)		1,677,421
Total Investments - 100.1% (Cost $166,683,775)		188,551,889
Other Assets, less Liabilities - (0.1)%		(155,725)
Net Assets - 100.0%		$188,396,164

*	Non-income producing security.
[1]	Some of these securities, amounting to $5,902,758 or 3.1% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the January 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$186,874,468	—	—	$186,874,468
Short-Term Investments
Other Investment Companies	1,677,421	—	—	1,677,421
Total Investments in Securities	$188,551,889	—	—	$188,551,889

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2022, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$5,902,758	—	$6,030,420	$6,030,420
The following table summarizes the securities received as collateral for securities lending at January 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-3.125%	02/17/22-11/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.